Goodwill and Purchased Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Goodwill and Purchased Intangibles

Goodwill

The carrying value of goodwill at March 31, 2014 and December 31, 2013 was $5,999,765 and $3,108,964, respectively. Goodwill at March 31, 2014 includes $2,890,801 recorded as a result an acquisition in March 2014. See Note 3.

Intangible assets

The following table presents details of our purchased intangible assets as of March 31, 2014 and December 31, 2013:

	Balance at			Balance at
	December 31, 2013	Additions	Amortization	March 31, 2014
Patents and trademarks	$118,098	$-	$(2,287)	$115,811
Customer contracts	541,528	-	(25,033)	516,495
Customer and merchant relationships	-	2,010,000	(10,806)	1,999,194
Trade name	22,391	176,000	(3,368)	195,023
Acquired technology	182,298	260,000	(17,394)	424,904
Non-compete agreement	71,001	-	(7,345)	63,656
	$935,316	$2,446,000	$(66,233)	$3,315,083

The intangible assets are being amortized on a straight line basis over their estimated useful lives of one to ten years.

During the three months ended March 31, 2014, the following intangible assets were purchased with the following useful lives:

SmartReceipt, Inc.:

	Fair value	Useful Life
Merchant relationships	$2,010,000	10 years
Trade name	$176,000	10 years
Developed technology	$260,000	10 years

Amortization expense for intangible assets was $66,233 and $31,957 for the three months ended March 31, 2014 and 2013, respectively.

The estimated future amortization expense of our intangible assets as of March 31, 2014 is as follows:

Year ending December 31,	Amount
2014	$342,693
2015	462,976
2016	385,040
2017	339,669
2018	333,820
Thereafter	1,450,885
Total	$3,315,083

Goodwill

The following table presents goodwill and impairment for the years ended December 31, 2013 and 2012:

Goodwill
December 31, 2011	$3,002,070
Acquired	-
Impairment	(742,446)
December 31, 2012	2,259,624
Acquired	1,915,408
Impairment	(1,066,068)
December 31, 2013	$3,108,964

We conducted our annual impairment test of goodwill as of December 31, 2013 and 2012, which resulted in impairment charges of $1,066,068 and $742,446, respectively.

Intangible assets

The following table presents components of identifiable intangible assets for the years ended December 31, 2013 and 2012:

	December 31, 2013				December 31, 2012
	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount	Weighted Average Useful Life (Years)
Patents and trademarks	$142,000	$(23,902)	$118,098	20.00	$127,000	$(15,381)	$111,619	20.00
Customer contracts	1,069,900	(528,372)	541,528	5.88	256,900	(178,135)	78,765	5.00
Customer and merchant relationships	1,128,583	(1,128,583)	-	4.78	925,583	(896,527)	29,056	3.74
Trade name	199,750	(177,359)	22,391	5.00	123,750	(93,162)	30,588	5.00
Acquired technology	573,550	(391,252)	182,298	4.72	406,550	(213,091)	193,459	4.61
Non-compete agreement	132,083	(61,082)	71,001	2.90	8,083	(7,458)	625	2.16
	$3,245,866	$(2,310,550)	$935,316		$1,720,866	$(1,403,754)	$444,112

During the years ended December 31, 2013 and 2012, we recorded amortization expense related to our intangible assets of $262,626 and $526,998, respectively, which is included in depreciation and amortization in the consolidated statement of operations.

During the years ended December 31, 2013 and 2012, we recorded impairment charges related to our intangible assets of $644,170 and $145,396 respectively.

Expected future intangible asset amortization as of December 31, 2013 is as follows:

Year ending December 31,	Amount
2014	$211,574
2015	217,624
2016	139,692
2017	94,319
2018	88,470
Thereafter	183,636
Total	$935,316